Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 02, 2021	Dec. 31, 2021	Dec. 31, 2025 USD ($) $ / $	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table reports the compensation of our Chief Executive Officer (our Principal Executive Officer, or “PEO”) and the average compensation of the other Named Executive Officers (“Other NEOs”) as reported in the Summary Compensation Table in our proxy statements for the past five years, as well as their “compensation actually paid” (“CAP”), as calculated pursuant to the requirements of Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to our PEOs or Other NEOs during the applicable year and were not considered by our Compensation Committee at the time it made decisions with respect to our PEOs’ or Other NEOs’ compensation.

As described in more detail in the section of this Circular titled “Compensation Discussion and Analysis,” our performance-based incentive compensation is generally tied to the Corporation’s strategic and operational objectives, and we did not use financial measures to link executive compensation to our financial performance in the applicable years reported below. Accordingly, we have not included any “Company Selected Measure” or provided a tabular list of financial performance measures.

							Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO - Ian Mortimer(1)	Compensation Actually Paid to PEO - Ian Mortimer(2)(3)	Summary Compensation Table Total for PEO - Simon Pimstone(1)	Compensation Actually Paid to PEO - Simon Pimstone(2)(3)	Average Summary Compensation Table Total for Other NEOs(4)	Average Compensation Actually Paid to Other NEOs(2)(3)	Xenon TSR(5)	Peer Group TSR(6)	Net Loss (in thousands)(7)
2025	$9,221,712	$11,485,704	N/A	N/A	$3,570,282	$3,563,663	$291	$120	$345,910
2024	9,795,347	4,354,520	N/A	N/A	4,139,227	2,300,677	255	91	234,330
2023	10,117,829	13,866,708	N/A	N/A	3,059,837	4,111,123	299	92	182,393
2022	9,228,604	13,947,116	N/A	N/A	3,177,945	3,664,432	256	89	125,373
2021	3,894,997	8,160,743	$4,116,416	$9,969,831	1,971,967	3,759,699	203	99	78,882

(1)
Mr. Mortimer served as our President and Chief Financial Officer for the year 2020 and through June 2, 2021, and has served as our President and Chief Executive Officer since June 3, 2021. Dr. Pimstone served as our Chief Executive Officer for the year 2020 and through June 2, 2021. The amounts reported in these columns represent the amounts of total compensation reported in the “Total” column of the Summary Compensation Table in each applicable year for the applicable PEO. Compensation amounts paid to our PEOs were paid in Canadian dollars and have been converted to U.S. dollars for purposes of the table. The U.S. dollar per Canadian dollar exchange rate used for such conversion was 0.7157, 0.7302, 0.7410, 0.7692 and 0.7980, which were the average Bank of Canada foreign exchange rates for the 2025, 2024, 2023, 2022 and 2021 fiscal years, respectively.
(2)
The Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year were subject to the following adjustments in accordance with Item 402(v)(2) (iii) of Regulation S-K to calculate “compensation actually paid”:

	2025		2024		2023		2022		2021
	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	PEO - Simon Pimstone	Average for Other NEOs
Summary Compensation Table Total	$9,221,712	$3,570,282	$9,795,347	$4,139,227	$10,117,829	$3,059,837	$9,228,604	$3,177,945	$3,894,997	$4,116,416	$1,971,967
Adjustments
Deduction for amounts reported under "Option Awards" and "Stock Awards" in the Summary Compensation Table	(7,839,255)	(3,057,600)	(8,611,059)	(3,422,238)	(9,051,114)	(2,411,645)	(8,254,844)	(2,643,857)	(2,937,835)	(3,104,921)	(1,608,715)
Year-end fair value of option and stock awards granted during year that remained unvested as of last day of year	10,188,023	3,830,861	6,702,262	2,661,305	12,261,591	3,267,069	11,554,862	2,527,625	5,223,454	5,133,746	3,249,254
Change in fair value from last day of prior year to last day of year of unvested option and stock awards	657,783	99,980	(2,315,305)	(704,409)	982,419	343,908	1,263,011	478,051	1,479,078	2,919,034	111,424
Change in fair value (as of vesting date from prior year end) of prior years' option and stock awards that vested during the year	(742,559)	(296,882)	(1,216,725)	(373,208)	(444,017)	(148,046)	155,483	124,668	501,049	905,556	35,769
Fair value as of last day of prior year of option and stock awards that failed to meet applicable vesting conditions during the year	—	(582,978)	—	—	—	—	—	—	—	—	—
Compensation Actually Paid	$11,485,704	$3,563,663	$4,354,520	$2,300,677	$13,866,708	$4,111,123	$13,947,116	$3,664,432	$8,160,743	$9,969,831	$3,759,699

(3)
For purposes of calculating the CAP to each PEO and the average CAP to our Other NEOs, compensation related to option awards was remeasured using a Black-Scholes option pricing model as of the applicable year-end date or, in the case of vested options, the vesting date. The Black-Scholes option pricing model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, and the expected risk-free rate, and the assumptions we used for these variables are as follows:

Year Ended December 31,
	2025	2024	2023	2022	2021
Expected term (in years)	0.49 – 6.63	4.58 – 6.63	4.69 – 6.72	5.36 – 6.94	4.67 – 7.21
Volatility	33.6% – 62.2%	59.38% – 64.90%	63.73% – 73.51%	68.08% – 76.18%	65.59% - 77.46%
Risk-free interest rate	3.54% – 4.41%	3.55% – 4.68%	3.47% – 4.80%	1.42% – 4.20%	0.48% - 1.44%
Dividend yield	—	—	—	—	—

The assumptions used in calculating the fair value of stock awards include the stock price as of the applicable measuring date and, in the case of performance-based awards, the probable outcome of the performance conditions as of the applicable measuring date. The valuation assumptions used to calculate fair values did not differ in any material respect from the assumptions used to calculate the grant date fair value of the stock awards as reported in the Summary Compensation Table.

(4)
The amounts reported in this column represent the average amounts of total compensation reported in the “Total” column of the Summary Compensation Table in each applicable year for the Other NEOs. Compensation amounts paid to Mr. Mortimer, Ms. Aulin and Dr. Sherrington were paid in Canadian dollars and have been converted to U.S. dollars for purposes of the table. The U.S. dollar per Canadian dollar exchange rate used for such conversion was 0.7157, 0.7302, 0.7410, 0.7692 and 0.7980, which were the average Bank of Canada foreign exchange rates for the 2025, 2024, 2023, 2022 and 2021 fiscal years, respectively. The Other NEOs for each year are as follows:

2025 – Thomas Kelly, Darren Cline, Andrea DiFabio, Christopher Kenney and Sherry Aulin

2024 – Sherry Aulin, Andrea DiFabio, Christopher Kenney and Christopher Von Seggern

2023 – Sherry Aulin, Christopher Kenney, Christopher Von Seggern and Robin Sherrington

2022 – Sherry Aulin, Christopher Kenney, Christopher Von Seggern and Andrea DiFabio

2021 – Sherry Aulin and Christopher Kenney

(5)
Total shareholder return (“TSR”) represents the cumulative total return on $100 invested in our Common Shares on December 31, 2020 through the last trading day of the applicable fiscal year reported in the table. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period. The Corporation has not paid any dividends to date.
(6)
Peer Group TSR represents the cumulative total return on $100 invested on December 31, 2020 through the last trading day of the applicable fiscal year reported in the table. The peer group used for this purpose is the Nasdaq Biotechnology Index for all five fiscal years disclosed, which aligns with the peer group used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years ended December 31, 2025 to 2022. We were not required to prepare a stock performance graph under Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2021, so we did not have a peer group for this purpose for such year.
(7)
The amounts reported in this column represent the amount of net loss as reflected in the Corporation’s audited financial statements for the applicable years as included in our Annual Reports on Form 10-K.

Named Executive Officers, Footnote	Mr. Mortimer served as our President and Chief Financial Officer for the year 2020 and through June 2, 2021, and has served as our President and Chief Executive Officer since June 3, 2021. Dr. Pimstone served as our Chief Executive Officer for the year 2020 and through June 2, 2021. The amounts reported in these columns represent the amounts of total compensation reported in the “Total” column of the Summary Compensation Table in each applicable year for the applicable PEO. Compensation amounts paid to our PEOs were paid in Canadian dollars and have been converted to U.S. dollars for purposes of the table. The U.S. dollar per Canadian dollar exchange rate used for such conversion was 0.7157, 0.7302, 0.7410, 0.7692 and 0.7980, which were the average Bank of Canada foreign exchange rates for the 2025, 2024, 2023, 2022 and 2021 fiscal years, respectively.The Other NEOs for each year are as follows:

2025 – Thomas Kelly, Darren Cline, Andrea DiFabio, Christopher Kenney and Sherry Aulin

2024 – Sherry Aulin, Andrea DiFabio, Christopher Kenney and Christopher Von Seggern

2023 – Sherry Aulin, Christopher Kenney, Christopher Von Seggern and Robin Sherrington

2022 – Sherry Aulin, Christopher Kenney, Christopher Von Seggern and Andrea DiFabio

2021 – Sherry Aulin and Christopher Kenney

Peer Group Issuers, Footnote
(6)
Peer Group TSR represents the cumulative total return on $100 invested on December 31, 2020 through the last trading day of the applicable fiscal year reported in the table. The peer group used for this purpose is the Nasdaq Biotechnology Index for all five fiscal years disclosed, which aligns with the peer group used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years ended December 31, 2025 to 2022. We were not required to prepare a stock performance graph under Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2021, so we did not have a peer group for this purpose for such year.

Adjustment To PEO Compensation, Footnote
(2)
The Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year were subject to the following adjustments in accordance with Item 402(v)(2) (iii) of Regulation S-K to calculate “compensation actually paid”:

	2025		2024		2023		2022		2021
	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	PEO - Simon Pimstone	Average for Other NEOs
Summary Compensation Table Total	$9,221,712	$3,570,282	$9,795,347	$4,139,227	$10,117,829	$3,059,837	$9,228,604	$3,177,945	$3,894,997	$4,116,416	$1,971,967
Adjustments
Deduction for amounts reported under "Option Awards" and "Stock Awards" in the Summary Compensation Table	(7,839,255)	(3,057,600)	(8,611,059)	(3,422,238)	(9,051,114)	(2,411,645)	(8,254,844)	(2,643,857)	(2,937,835)	(3,104,921)	(1,608,715)
Year-end fair value of option and stock awards granted during year that remained unvested as of last day of year	10,188,023	3,830,861	6,702,262	2,661,305	12,261,591	3,267,069	11,554,862	2,527,625	5,223,454	5,133,746	3,249,254
Change in fair value from last day of prior year to last day of year of unvested option and stock awards	657,783	99,980	(2,315,305)	(704,409)	982,419	343,908	1,263,011	478,051	1,479,078	2,919,034	111,424
Change in fair value (as of vesting date from prior year end) of prior years' option and stock awards that vested during the year	(742,559)	(296,882)	(1,216,725)	(373,208)	(444,017)	(148,046)	155,483	124,668	501,049	905,556	35,769
Fair value as of last day of prior year of option and stock awards that failed to meet applicable vesting conditions during the year	—	(582,978)	—	—	—	—	—	—	—	—	—
Compensation Actually Paid	$11,485,704	$3,563,663	$4,354,520	$2,300,677	$13,866,708	$4,111,123	$13,947,116	$3,664,432	$8,160,743	$9,969,831	$3,759,699

Non-PEO NEO Average Total Compensation Amount			$ 3,570,282	$ 4,139,227	$ 3,059,837	$ 3,177,945	$ 1,971,967
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,563,663	2,300,677	4,111,123	3,664,432	3,759,699
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year were subject to the following adjustments in accordance with Item 402(v)(2) (iii) of Regulation S-K to calculate “compensation actually paid”:

	2025		2024		2023		2022		2021
	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	Average for Other NEOs	PEO - Ian Mortimer	PEO - Simon Pimstone	Average for Other NEOs
Summary Compensation Table Total	$9,221,712	$3,570,282	$9,795,347	$4,139,227	$10,117,829	$3,059,837	$9,228,604	$3,177,945	$3,894,997	$4,116,416	$1,971,967
Adjustments
Deduction for amounts reported under "Option Awards" and "Stock Awards" in the Summary Compensation Table	(7,839,255)	(3,057,600)	(8,611,059)	(3,422,238)	(9,051,114)	(2,411,645)	(8,254,844)	(2,643,857)	(2,937,835)	(3,104,921)	(1,608,715)
Year-end fair value of option and stock awards granted during year that remained unvested as of last day of year	10,188,023	3,830,861	6,702,262	2,661,305	12,261,591	3,267,069	11,554,862	2,527,625	5,223,454	5,133,746	3,249,254
Change in fair value from last day of prior year to last day of year of unvested option and stock awards	657,783	99,980	(2,315,305)	(704,409)	982,419	343,908	1,263,011	478,051	1,479,078	2,919,034	111,424
Change in fair value (as of vesting date from prior year end) of prior years' option and stock awards that vested during the year	(742,559)	(296,882)	(1,216,725)	(373,208)	(444,017)	(148,046)	155,483	124,668	501,049	905,556	35,769
Fair value as of last day of prior year of option and stock awards that failed to meet applicable vesting conditions during the year	—	(582,978)	—	—	—	—	—	—	—	—	—
Compensation Actually Paid	$11,485,704	$3,563,663	$4,354,520	$2,300,677	$13,866,708	$4,111,123	$13,947,116	$3,664,432	$8,160,743	$9,969,831	$3,759,699

Equity Valuation Assumption Difference, Footnote
(3)
For purposes of calculating the CAP to each PEO and the average CAP to our Other NEOs, compensation related to option awards was remeasured using a Black-Scholes option pricing model as of the applicable year-end date or, in the case of vested options, the vesting date. The Black-Scholes option pricing model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, and the expected risk-free rate, and the assumptions we used for these variables are as follows:

Year Ended December 31,
	2025	2024	2023	2022	2021
Expected term (in years)	0.49 – 6.63	4.58 – 6.63	4.69 – 6.72	5.36 – 6.94	4.67 – 7.21
Volatility	33.6% – 62.2%	59.38% – 64.90%	63.73% – 73.51%	68.08% – 76.18%	65.59% - 77.46%
Risk-free interest rate	3.54% – 4.41%	3.55% – 4.68%	3.47% – 4.80%	1.42% – 4.20%	0.48% - 1.44%
Dividend yield	—	—	—	—	—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
(7)
The amounts reported in this column represent the amount of net loss as reflected in the Corporation’s audited financial statements for the applicable years as included in our Annual Reports on Form 10-K.

Total Shareholder Return Vs Peer Group
(5)
Total shareholder return (“TSR”) represents the cumulative total return on $100 invested in our Common Shares on December 31, 2020 through the last trading day of the applicable fiscal year reported in the table. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period. The Corporation has not paid any dividends to date.

Total Shareholder Return Amount			$ 291	255	299	256	203
Peer Group Total Shareholder Return Amount			120	91	92	89	99
Net Income (Loss)			$ (345,910,000)	$ (234,330,000)	$ (182,393,000)	$ (125,373,000)	$ (78,882,000)
PEO Name	Dr. Pimstone	Mr. Mortimer	Mr. Mortimer	Mr. Mortimer	Mr. Mortimer	Mr. Mortimer		Dr. Pimstone
Comp Expected Term Maximum			6 years 7 months 17 days	6 years 7 months 17 days	6 years 8 months 19 days	6 years 11 months 8 days	7 years 2 months 15 days
Comp Expected Term Minimum			5 months 26 days	4 years 6 months 29 days	4 years 8 months 8 days	5 years 4 months 9 days	4 years 8 months 1 day
Comp Risk-free Interest Rate Maximum			4.41%	4.68%	4.80%	4.20%	1.44%
Comp risk-free interest rate Minimum			3.54%	3.55%	3.47%	1.42%	0.48%
Comp Dividend Yield1			0.00%	0.00%	0.00%	0.00%	0.00%
Comp Amt Convertion Foreign Exchange Rate | $ / $			0.7157	0.7302	0.741	0.7692	0.798
Comp Volatility Rate Maximum			62.20%	64.90%	73.51%	76.18%	77.46%
Comp Volatility Rate Minimum			33.60%	59.38%	63.73%	68.08%	65.59%
Ian Mortimer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,221,712	$ 9,795,347	$ 10,117,829	$ 9,228,604	$ 3,894,997
PEO Actually Paid Compensation Amount			11,485,704	4,354,520	13,866,708	13,947,116	8,160,743
Simon Pimstone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							4,116,416
PEO Actually Paid Compensation Amount							9,969,831
PEO | Ian Mortimer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,839,255)	(8,611,059)	(9,051,114)	(8,254,844)	(2,937,835)
PEO | Ian Mortimer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,188,023	6,702,262	12,261,591	11,554,862	5,223,454
PEO | Ian Mortimer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			657,783	(2,315,305)	982,419	1,263,011	1,479,078
PEO | Ian Mortimer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(742,559)	(1,216,725)	(444,017)	155,483	501,049
PEO | Ian Mortimer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Simon Pimstone [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(3,104,921)
PEO | Simon Pimstone [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							5,133,746
PEO | Simon Pimstone [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							2,919,034
PEO | Simon Pimstone [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							905,556
PEO | Simon Pimstone [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,057,600)	(3,422,238)	(2,411,645)	(2,643,857)	(1,608,715)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,830,861	2,661,305	3,267,069	2,527,625	3,249,254
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			99,980	(704,409)	343,908	478,051	111,424
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(296,882)	(373,208)	(148,046)	124,668	35,769
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (582,978)	$ 0	$ 0	$ 0	$ 0